Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ 40,139	₩ (329,576)
Changes, net of taxes	695,099	369,715
Balance at December 31	735,238	40,139
Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		40,139
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	438,979	(47,086)
Changes, net of taxes	194,261	486,065
Balance at December 31	633,240	438,979
Valuation gain (loss) on financial assets at FVOCI [member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		438,979
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(278,142)
Changes, net of taxes	446,103	(114,191)
Balance at December 31	53,770
Other comprehensive loss of investments in associates [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(392,333)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	17,615	(920)
Changes, net of taxes	16,303	18,535
Balance at December 31	33,918	17,615
Valuation gain (loss) on derivatives [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		17,615
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		(3,428)
Changes, net of taxes	38,432	(20,694)
Balance at December 31	₩ 14,310
Foreign currency translation differences for foreign operations [Member] | Restated balance [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1		₩ (24,122)